Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)		Sep. 30, 2023 USD ($) segment	Sep. 30, 2022 USD ($)		Dec. 31, 2022 USD ($) [2]
Geographical information
Number of operating segments | segment				4
Number of reportable segments | segment				4
Revenues from external customers	$ 467,023	$ 521,317	[1]	$ 1,615,755	$ 1,435,132	[1]
Segment Adjusted EBITDA	231,953	274,428		871,207	758,477
Depreciation and amortization	(104,931)	(117,474)		(340,381)	(340,173)
Net gain/(loss) on disposal of property, plant and equipment	386	134		952	(13,650)
Insurance claims	32	70		310	1,686
Net (impairment)/reversal of impairment of property, plant and equipment and prepaid land rent	(103,429)	(3,099)		(108,510)	(1,768)
Impairment of withholding tax receivables	(10,508)	(11,422)		(35,112)	(39,141)
Business combination transaction costs	(161)	(3,685)		(1,647)	(17,928)
Other costs	(3,211)	(966)		(8,059)	(1,274)
Share-based payment expense	(2,654)	(4,127)		(9,571)	(9,752)
Finance income	5,823	6,412	[1]	18,233	11,035	[1]
Finance costs	(261,993)	(234,223)	[1]	(1,804,222)	(574,081)	[1]
Other income	1			59	2,521
Loss before income tax	(248,692)	(93,952)	[1]	(1,416,741)	(224,048)	[1]
Segment assets	5,540,280			5,540,280			$ 6,320,733
Segment liabilities	5,055,486			5,055,486			$ 4,960,503
SOX implementation costs		400			1,000
Consulting fees relating to corporate structures and operating systems	1,700			4,500
Non-recurring consulting fees	700			1,700
Professional costs related to financing		200		200
System implementation costs		400
Elimination of intersegment amounts
Geographical information
Revenues from external customers				0
Nigeria
Geographical information
Revenues from external customers	271,394	355,351		1,060,964	997,132
Segment Adjusted EBITDA	158,003	210,039		668,330	596,756
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	51,631	98,669		253,146	226,858
Segment assets	1,640,741	2,374,490		1,640,741	2,374,490
Segment liabilities	951,848	968,530		951,848	968,530
SSA
Geographical information
Revenues from external customers	133,481	114,801		379,034	295,331
Segment Adjusted EBITDA	66,285	63,521		194,701	163,511
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations					719,219
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	28,005	31,705		81,158	83,876
Segment assets	1,401,864	1,596,906		1,401,864	1,596,906
Segment liabilities	819,213	897,690		819,213	897,690
Latam
Geographical information
Revenues from external customers	51,883	42,104		145,876	116,117
Segment Adjusted EBITDA	38,163	29,993		104,665	83,010
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations					386,460
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	82,060	42,696		172,867	93,822
Segment assets	2,137,361	1,884,223		2,137,361	1,884,223
Segment liabilities	728,975	498,806		728,975	498,806
MENA
Geographical information
Revenues from external customers	10,265	9,061		29,881	26,552
Segment Adjusted EBITDA	5,155	3,828		14,205	11,616
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations	8,566	3,650		8,566	3,650
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	6,227	6,223		15,039	18,569
Segment assets	185,536	177,746		185,536	177,746
Segment liabilities	113,263	108,558		113,263	108,558
Other
Geographical information
Segment Adjusted EBITDA	$ (35,653)	$ (32,953)		$ (110,694)	$ (96,416)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.